Trust for Incentive - Additional Information (Details) - Employee Incentive Plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2022
Trust for Incentive [Line Items]
Long Term incentive plan aggregate amount			$ 1,400
Obligations under incentive plan recorded in short term investments	$ 315	$ 550
Amount paid under incentive plan	255	375
Incentives accrued as deferred compensation liability	$ 99	$ 244